ACCRUED EXPENSE AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2015	March 31, 2016
Compensation	$2,932	$1,881
Restructuring costs (note 8)	—	1,331
Marketing services	863	882
Distribution agreements and managed care costs	867	1,205
Professional fees	623	332
Franchise taxes	263	190
Travel expenses	144	140
Manufacturing overhead	46	100
Other accruals	193	238

Total accrued expenses and other current liabilities	$5,931	$6,299

At December 31, 2014 and 2015, the Company’s accrued expenses and other current liabilities consisted of the following:

	December 31,
	2014	2015
Compensation	$3,728	$2,932
Marketing services	1,277	863
Distribution agreements and managed care costs	1,235	867
Professional fees	643	623
Franchise taxes	415	263
Travel expenses	269	144
Manufacturing overhead	86	46
Other accruals	48	193

Total	$7,701	$5,931